Legg Mason Wood Walker, Incorporated
100 Light Street,
P.O. Box 1476
Baltimore, MD 21203-1476
(410) 539-0000



                                                     March 3, 2005


VIA EDGAR

Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street N.W.
Washington, DC  20549

Attention:  File Room

         Re:      Legg Mason Light Street Trust, Inc.
                  1933 Act File No. 333-61525
                  1940 Act File No. 811-08943

Ladies and Gentlemen:

         Pursuant to Rule 497(j) under the Securities Act of 1933, we hereby certify that the Prospectuses with respect to the above-referenced fund do not differ from that filed in Post-Effective Amendment No. 13 that was filed electronically on February 25, 2005.

                                                     Very truly yours,

                                                 /s/ Richard M. Wachterman

                                                     Richard M. Wachterman
                                                     Associate General Counsel

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